Financial risk management and financial instruments - Summary of Changes in Warrants Liability (Details) - Warrants - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes In Warrants Liability [Line Items]
Beginning balance	€ 0	€ 3	€ 1
Changes in fair value recognized in consolidated statement of operations	0	33	2
Issuance of ordinary shares upon net settlement of warrants	0	(36)	0
Ending balance	€ 0	€ 0	€ 3